Other Operating Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Text block [Abstract]
Schedule of Other Operating Income

The detail of other operating income is as follows:

	For the years ended December 31,
	2021	2020	2019
	MCh$	MCh$	MCh$
Income from assets received in lieu of payment
Gain on sales of assets received in lieu of payment	5,758	3,287	5,449
Other income	1,659	30,622	13,163
Subtotals	7,417	33,909	18,612
Other income
Compensations from insurance companies	291	693	6
Lease contracts related income	265	819	280
Gain on sale of property, plant and equipment	101	14	2,248
Recovery of leased assets	—	59	73
Other leasing transactions operating income, subsidiaries	3,398	4,604	3,020
Gain on sale of leased assets	815	688	1,914
Other operating income	1,533	933	432
Revenue from insurance companies agreement	1,841	1,537	4,538
Income from recovery of foreign expenses	1,140	895	747
Recoveries from expenses provisions	8,700	15,739	7,243
Other income	3,777	5,688	5,859
Subtotals	21,861	31,669	26,360
Totals	29,278	65,578	44,972

Schedule of Other Operating Expenses

During the years ended December 31, 2021, 2020 and 2019, the Bank presents other operating expenses according to the following detail:

	For the years ended December 31,
	2021	2020	2019
	MCh$	MCh$	MCh$
Provisions for assets received in lieu of payment	(2,538)	(4,006)	(18,062)
Maintenance expenses for assets received in lieu of payment	(863)	(1,086)	(1,663)
Subtotals	(3,401)	(5,092)	(19,725)
Provisions for contingencies
Other provisions for contingencies	(382)	(3,119)	(507)
Subtotals	(382)	(3,119)	(507)
Other expenses
Loss on sale of property, plant and equipment	(15)	(145)	(655)
Restructuring costs	(9,389)	(7,190)	—
Operating expenses	(12,197)	(5,219)	(17,468)
Insurance expense (law 20,027)	(5,033)	(36,075)	(802)
Provision expense for recovered leased assets	(378)	(1,191)	(3,105)
Expenses and losses on sale of assets	(2,223)	(16,262)	(9,386)
Banking expenses	(3,378)	(2,754)	(1,932)
Fines and penalties	(2,211)	(4,502)	(2,454)
Loss on damaged assets	—	—	(696)
Other expenses	(4,636)	(8,962)	(4,819)
Subtotals	(39,460)	(82,300)	(41,317)
Totals	(43,243)	(90,511)	(61,549)